Disposal of VoIP Supply LLC (Tables)	12 Months Ended
Jun. 30, 2025
Disposal Group [Abstract]
Breakdown of the fair value recognized on sale
Below is the breakdown of the fair value recognized on sale:

As At
June 30,
2025
$
Consideration	4,500
Assets sold / Liabilities extinguished:
Trade and other receivables	2,143
Inventories	2,890
Other current assets	138
Property and equipment	66
Right-of-use assets	46
Intangible assets	236
Goodwill	662
Accounts payable and accrued liabilities	(2,038)
Sales tax payable	(23)
Lease obligations on right-of-use assets	(49)
Other non-current liabilities	(193)
Net assets (net of cash)	3,878
Closing expenses incurred	721
Loss on sale, divestiture of subsidiary	(99)